OPERATING LEASES - Schedule of lease and Non-Lease Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lease, Cost [Abstract]
Operating lease costs	$ 3,301	$ 3,484	$ 2,324
Short-term lease costs	810	191	1,000
Amortization of prepaid land leases	331	382	454
Total lease costs	$ 4,442	$ 4,057	$ 3,778